Schedule of Oil and Gas Properties (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Oil and gas properties, beginning balance	$ 1,420,613	$ 2,224,473	$ 2,224,473
Expenditures	535,694		66,122
Depletion	(66,549)	(109,101)	(415,686)
Change in estimate	(832,991)		(454,296)
Oil and gas properties, ending balance	1,056,767		1,420,613
South akcakoca sub basin [member]
IfrsStatementLineItems [Line Items]
Oil and gas properties, beginning balance	655,029	1,236,954	1,236,954
Expenditures	535,694		66,122
Depletion	(25,640)		(188,446)
Change in estimate	(828,376)		(459,601)
Oil and gas properties, ending balance	336,707		655,029
Cendere [Member]
IfrsStatementLineItems [Line Items]
Oil and gas properties, beginning balance	765,584	$ 987,519	987,519
Expenditures
Depletion	(40,909)		(227,240)
Change in estimate	(4,615)		5,305
Oil and gas properties, ending balance	$ 720,060		$ 765,584